Share based payment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of nature and scope of share-based payment plans during the period
	Stock options for senior management	Stock options for other employees	Total options
Outstanding period	July 2022	July 2022	July 2022
Granted during the year	75,000	89,000	164,000
Estimated lifespan	2-5 years	2-5 years	2-5 years
Vesting conditions	See note 24 above	See note 24 above	See note 24 above

Schedule of details regarding the stock option plans
	2024		2023		2024
	Number	Weighted average Exercise price (NIS)	Number	Weighted average Exercise price (NIS)	Weighted average Exercise price (US Dollars)
Opening balance	141,500	49.88	164,000	52.76	13.68
Granted during the year	-	-	-	-	-
Expired during the year	-	-	(22,500)	49.88	13.48
Exercised during the year	(37,824)	49.16	-	-	-
Closing balance	103,676	49.16	141,500	49.88	13.48

Schedule of effect of share-based payment transactions on profit or loss for the period
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars
Expense arising from plans to grant shares and stock options	473	1,039	130